                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number 811-10377
                                   ---------


                           PIMCO Municipal Income Fund
               (Exact name of registrant as specified in charter)


              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-739-3371
                                                    ------------
Date of fiscal year end: April 30
                         --------

Date of reporting period: October 31
                          ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (Section) 3507.

Item 1. Report to Shareholders                                SEMI-ANNUAL REPORT
                                                                        10.31.03


PIMCO MUNICIPAL INCOME FUND
PIMCO CALIFORNIA MUNICIPAL INCOME FUND
PIMCO NEW YORK MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------



[THE NEW YORK STOCK EXCHANGE PMF GRAPHIC OMITTED]

[THE NEW YORK STOCK EXCHANGE PCQ GRAPHIC OMITTED]

[THE NEW YORK STOCK EXCHANGE PNF GRAPHIC OMITTED]


CONTENTS

Letter to Shareholders .................................................1

Performance and Statistics ...........................................2-4

Schedules of Investments ............................................5-18

Statements of Assets and Liabilities ..................................20

Statements of Operations ..............................................21

Statements of Changes in Net Assets ................................22-23

Notes to Financial Statements ......................................24-28

Financial Highlights ...............................................30-31

Annual Shareholder Meeting Results ....................................32












                                                           [PIMCO ADVISORS LOGO]

PIMCO MUNICIPAL INCOME FUNDS LETTER TO SHAREHOLDERS



                                                               December 10, 2003



Dear Shareholder:


We are pleased to provide you with the annual report of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund, and PIMCO New York Municipal Income Fund ("PIMCO Municipal Income Funds" or the "Funds") for the six months ended October 31, 2003.

Please refer to the following pages for specific information for each of the PIMCO Municipal Income Funds. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Funds, together with PIMCO Advisors Fund Management LLC, the Funds' investment manager and Pacific Investment Management Co. LLC, the Funds' sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.


Sincerely,



/s/ Stephen Treadway                          /s/ Brian S. Shlissel

Stephen Treadway                              Brian S. Shlissel
Chairman                                      President, Chief Executive Officer







                    10.31.03 | PIMCO Municipal Income Funds Semi-Annual Report 1

PIMCO MUNICIPAL INCOME FUND PERFORMANCE SUMMARY AND STATISTICS
OCTOBER 31, 2003 (UNAUDITED)

SYMBOL:                                PRIMARY INVESTMENTS:                       FUND INCEPTION DATE:
PMF                                    Municipal fixed-income                     June 26, 2001
                                       securities, the interest from
OBJECTIVE:                             which is exempt from federal               TOTAL NET ASSETS(1):
To provide income                      income tax.                                $535.1 million
exempt from federal
income tax.
                                                                                  PORTFOLIO MANAGER:
                                                                                  Mark McCray


TOTAL RETURN (2):                                               Market Price                     NAV
-------------------------------------------------------------------------------------------------------
Six Months                                                      0.02%                            2.25%
1 Year                                                          0.95%                            4.09%
6/26/01 (commencement of operations) to 10/31/03                2.92%                            5.33%



WEEKLY COMMON SHARE PRICE PERFORMANCE:                 PORTFOLIO STATISTICS:
6/26/01 (commencement of operations)  - 10/31/03       ----------------------------------------------
[ ] Market Price                                       Market Price                          $13.73
[ ] NAV                                                ----------------------------------------------
                                                       Net Asset Value                       $13.85
                                                       ----------------------------------------------
                                                       Market Price Yield(3)                   7.10
                                                       ----------------------------------------------

[GRAPHIC OMITTED]

               MARKET
               PRICE       NAV
               -----       ---
6/26/2001      15         14.32
               15.1       14.31
               15         14.32
               15.04      14.42
               15.01      14.57
               15.05      14.59
               15.15      14.69
               15.16      14.82
               15.58      14.97
               15.34      14.84
               15.08      14.99
               15.05      14.9
               15.06      14.94
               14.4       14.48
               14.98      14.57
               15.05      14.87
               14.96      14.65
               14.88      14.69
               14.84      14.64
               14.95      14.92
               14.93      15.08
               14.93      14.54
               14.9       14.37
               15         14.45
               14.75      13.98
               14.99      13.92
               14.2       13.96
               13.87      13.97
               14.6       14.05
               14.48      14.38
               14.72      14.44
               14.67      14.23
               14.86      14.32
               14.95      14.41
               14.96      14.35
               14.83      14.53
               14.92      14.48
               14.7       14.09
               14.76      13.97
               14.44      13.89
               14.3       13.91
               14.47      14.1
               14.45      14.2
               14.28      14.06
               14.6       14.22
               14.6       14.29
               14.63      14.13
               14.64      13.97
               14.65      14.17
               14.79      14.29
               14.88      14.36
               14.85      14.44
               14.8       14.45
               14.75      14.42
               14.95      14.49
               14.98      14.48
               15.1       14.57
               14.94      14.66
               15.02      14.54
               15.06      14.54
               15.05      14.5
               14.92      14.43
               14.96      14.51
               15.04      14.74
               15         14.68
               15         14.83
               15.11      14.83
               15.11      14.91
               14.99      14.75
               14.69      14.18
               14.14      14.1
               14.79      14.25
               14.72      14.45
               14.5       14.29
               14.22      14.16
               14.18      14.13
               14.21      14.29
               14.25      14.27
               14.33      14.35
               14.23      14.35
               14.45      14.38
               14.28      14.29
               14.4       14.18
               14.22      14.26
               14.25      14.24
               14.49      14.25
               14.25      14.29
               14.35      14.33
               14.3       14.35
               14.48      14.45
               14.56      14.42
               14.13      14.17
               14.45      14.22
               14.33      13.77
               14.18      13.76
               14.2       13.99
               14.21      14.01
10/31/03       13.85      13.73


(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the current annualized per share dividend to common shareholders by the market price per common share at October 31, 2003.


2 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND PERFORMANCE SUMMARY AND STATISTICS October 31, 2003 (UNAUDITED)

SYMBOL:                              PRIMARY INVESTMENTS:                INCEPTION DATE:
PCQ                                  Municipal fixed-income              June 26, 2001
                                     securities, the interest
OBJECTIVE:                           from which is exempt from           TOTAL NET ASSETS(1):
To provide current income            federal and California State        $393.5 million
exempt from federal and              income tax.
California State income tax.                                             PORTFOLIO MANAGER:
                                                                         Mark McCray

TOTAL RETURN(2):                                          Market Price                       NAV
---------------------------------------------------------------------------------------------------
Six Months                                               (2.27)%                            (0.24)%
1 Year                                                   (3.00)%                             3.07%
6/26/01 (commencement of operations) to 10/31/03          1.33%                              4.30%


WEEKLY COMMON SHARE PRICE PERFORMANCE:                           PORTFOLIO STATISTICS:
6/26/01 (commencement of operations) to 10/31/03                 -----------------------------------
[ ] Market Price                                                 Market Price                 $13.37
[ ] NAV                                                          -----------------------------------
                                                                 Net Asset Value              $13.67
                                                                 -----------------------------------
                                                                 Market Price Yield(3)        6.91%
                                                                 -----------------------------------

[GRAPHIC OMITTED]

               MARKET
               PRICE         NAV
               -----         ---
6/26/01        15.1         14.3
               15.03        14.29
               15.01        14.36
               15.03        14.46
               15.09        14.49
               15.34        14.51
               15.25        14.65
               15.88        14.84
               15.5         14.78
               15.33        14.9
               15.31        14.93
               14.95        14.52
               15           14.67
               15.11        14.9
               15.1         14.76
               15.31        14.77
               15.23        14.76
               15.28        14.84
               15.35        14.92
               15.09        14.7
               15           14.53
               15.39        14.49
               15.1         14.07
               15.09        13.99
               14.6         13.96
               14.7         14.01
               14.86        14.06
               15.02        14.35
               15.06        14.36
               15.05        14.22
               15.02        14.28
               15.18        14.35
               15.28        14.31
               15.06        14.4
               15.2         14.36
               15.2         14
               14.9         13.83
               14.7         13.65
               14.5         13.63
               14.44        13.85
               14.36        13.98
               14.68        13.86
               14.95        14.03
               14.9         14.09
               14.97        13.96
               14.7         13.81
               14.57        13.96
               14.9         14.07
               14.76        14.15
               14.75        14.2
               14.82        14.21
               14.85        14.24
               14.96        14.34
               14.85        14.38
               14.78        14.41
               14.89        14.49
               15           14.32
               15.02        14.32
               15.13        14.28
               15.05        14.23
               15.2         14.34
               15.14        14.57
               15.35        14.64
               15.1         14.78
               15.05        14.84
               15.06        14.83
               14.95        14.64
               14.84        13.97
               14.7         13.9
               14.75        14.14
               15.01        14.3
               14.8         14.14
               14.8         14.01
               14.79        14
               14.46        14.16
               14.28        14.14
               14.09        14.15
               14.05        14.18
               14.5         14.18
               14.2         14.07
               14.13        13.97
               14.11        13.99
               14.14        13.96
               14.11        13.99
               14.02        14.01
               14           14.07
               14.03        14.18
               14.06        14.29
               13.94        14.25
               13.74        13.95
               13.98        14.13
               13.96        14.03
               14.11        13.97
               14.14        14.11
               14.1         14.14
               14.08        14.23
               14.14        14.29
               14.21        14.37
               14.8         14.51
               14.86        14.5
               14.94        14.55
               14.92        14.6
               14.5         14.36
               14.65        14.27
               14.55        14.25
               14.19        14.14
               13.58        13.92
               13.17        13.6
               13.08        13.13
               13.41        13.31
               13.39        13
               13.37        13.06
               13.45        13.11
               13.47        13.24
               13.56        13.3
               13.5         13.5
               13.4         13.56
               13.67        13.5
               13.67        13.38
               13.35        13.4
               13.43        13.61
10/31/03       13.37        13.67

(1) Inclusive of net assets to attributable Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at October 31, 2003.

                    10.31.03 | PIMCO Municipal Income Funds Semi-Annual Report 3

PIMCO NEW YORK MUNICIPAL INCOME FUND PERFORMANCE SUMMARY AND STATISTICS OCTOBER 31, 2003 (UNAUDITED)

SYMBOL:                                PRIMARY INVESTMENTS:                       INCEPTION DATE:
PNF                                    Municipal fixed-income                     June 26, 2001
                                       securities, the interest from
OBJECTIVE:                             which is exempt from federal,              TOTAL NET ASSETS(1):
To provide current income              New York State and New York City           $161.7 million
exempt from federal, New York          income tax.
State and New York City
income tax.
                                                                                  PORTFOLIO MANAGER:
                                                                                  Mark McCray


TOTAL RETURN (2):                                               Market Price                     NAV
-------------------------------------------------------------------------------------------------------
Six Months                                                      3.05%                            3.14%
1 Year                                                          0.92%                            3.25%
6/26/01 (commencement of operations) to 10/31/03                1.93%                            3.76%

WEEKLY COMMON SHARE PRICE PERFORMANCE:                 PORTFOLIO STATISTICS:
6/26/01 (commencement of operations)  to 10/31/03      ----------------------------------------------
[ ] Market Price                                       Market Price                          $13.50
[ ] NAV                                                ----------------------------------------------
                                                       Net Asset Value                       $13.45
                                                       ----------------------------------------------
                                                       Market Price Yield(3)                  6.67%
                                                       ----------------------------------------------

[GRAPHIC OMITTED]

               MARKET
               PRICE         NAV
               -----         ---
6/26/01        15          14.32
               15          14.3
               15.09       14.33
               15.1        14.38
               15.07       14.46
               15.01       14.55
               15.06       14.59
               15.2        14.67
               15.4        14.81
               15.4        14.73
               15.18       14.79
               15.33       14.71
               15.25       14.74
               14.25       14.27
               14.89       14.31
               14.9        14.57
               14.81       14.39
               14.7        14.36
               14.75       14.25
               14.83       14.56
               15.12       14.8
               14.96       14.19
               14.88       13.97
               14.7        14.11
               14.62       13.58
               14.6        13.54
               13.7        13.53
               13.7        13.51
               13.95       13.61
               14.44       14.02
               14.76       14.13
               14.8        13.89
               14.73       13.98
               14.73       14.14
               14.8        14.1
               14.7        14.33
               14.77       14.28
               14.55       13.87
               14.5        13.64
               13.93       13.58
               14.17       13.6
               14.18       13.81
               14.25       13.92
               14.31       13.78
               14.27       13.94
               14.37       13.96
               14.34       13.78
               14          13.55
               13.96       13.71
               14.1        13.85
               14.33       13.9
               14.31       13.99
               14.32       13.98
               14.27       13.93
               14.44       14.02
               14.9        14.02
               14.7        14.11
               14.58       14.17
               15          14.06
               14.8        14.05
               14.75       14.03
               14.67       13.97
               14.67       14.05
               14.7        14.28
               14.63       14.24
               14.55       14.39
               14.66       14.46
               14.75       14.5
               14.6        14.33
               14.18       13.73
               14.12       13.67
               14.37       13.86
               14.34       14.05
               13.93       13.9
               14.18       13.75
               14.05       13.72
               13.89       13.94
               13.69       13.96
               13.63       14.03
               13.5        14.12
               13.95       14.15
               13.8        13.92
               13.8        13.86
               13.42       13.84
               13.5        13.86
               13.51       13.88
               13.48       13.92
               13.51       13.94
               13.5        13.97
               13.68       14.04
               13.46       14.07
               13.23       13.75
               13.48       13.89
               13.5        13.31
               13.42       13.22
               13.38       13.46
               13.46       13.48
10/31/03       13.55       13.49


(1)Inclusive of net assets to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period greater than one year represents the average annual total return. Total return for a period for less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at October 31, 2003.



4 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.03

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2003 (unaudited)

 Principal
    Amount                                                                       Credit Rating
     (000)                                                                       (Moody's/S&P)          Value*
--------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES--88.6%
           ALABAMA--2.0%
 $  2,500  Birmingham Baptist Med. Ctr., Baptist Health Syst.,
             5.875%, 11/15/24, Ser. A                                               A3/NR       $  2,567,750
    8,000  Huntsville Health Care Auth., 5.75%, 6/1/31, Ser. A                      A2/NR          8,151,280
                                                                                                ------------
                                                                                                  10,719,030
                                                                                                ------------
           ALASKA--0.9%
    6,000  Northern Tobacco Securitization Corp., 5.50%, 6/1/29                    Baa2/BBB        4,785,720
                                                                                                ------------
           ARIZONA--0.3%
    2,000  Apache Cnty. Pollution Control Rev., Tucson Elec. Power Co.,
             5.875%, 3/1/33                                                         Ba3/B+         1,856,620
                                                                                                ------------
           CALIFORNIA--1.7%
   10,000  Tobacco Securization Agcy. Rev., 6.75%, 6/1/39                          Baa2/BBB        9,072,100
                                                                                                ------------
           COLORADO--2.3%
    3,000  Denver Health & Hosp. Auth. Healthcare Rev.,
             5.375%-6.00%, 12/1/23-12/1/28, Ser. A                                 Baa3/BBB        2,864,570
   12,400  Liberty Heights Health Auth. Retirement Facs. Rev.,
             zero coupon, 7/15/24                                                   NR/AAA         4,058,892
    4,965  Northwest Pkwy. Pub. Hwy. Auth., 7.125%, 6/15/41, Ser. D                Ba1/BB+         4,983,271
                                                                                                ------------
                                                                                                  11,906,733
                                                                                                ------------
           CONNECTICUT--0.2%
    1,000  State Dev. Auth. Pollution Control Rev., Conn. Light & Power,
             5.85%, 9/1/28                                                          A3/BBB         1,050,880
                                                                                                ------------
           DISTRICT OF COLUMBIA--1.1%
    6,085  Tobacco Settlement Fin. Corp., 6.25%, 5/15/24                           Baa2/BBB        5,591,689
                                                                                                ------------
           FLORIDA--1.8%
    9,000  Highlands Cnty. Health Fac. Auth. Rev., Adventist Health Syst.,
             6.00%, 11/15/31, Ser. A                                                 A3/A          9,406,530
                                                                                                ------------
           GEORGIA-- 2.1%
   10,000  Muni. Elec. Auth. Power Rev., 5.50%, 1/1/20, Ser. Z (MBIA)              Aaa/AAA        11,261,800
                                                                                                ------------
           ILLINOIS--13.1%
    2,675  Champaign Cnty. School Dist., GO, 5.375%, 1/1/16 (FGIC)                 Aaa/AAA         3,015,206
   10,115  Chicago Education Board, GO, zero coupon, 12/1/31, Ser. A (FGIC)        Aaa/AAA         2,175,433
    9,080  Chicago, GO, 5.375%, 1/1/34, Ser. A (FGIC)                              Aaa/AAA         9,310,995
    2,000  Chicago Water Rev., 5.25%, 11/1/27 (FGIC)                               Aaa/AAA         2,053,680
    6,260  Dev. Fin. Auth. Hosp. Rev., Adventist Health Syst.,
             5.50%-5.65%, 11/15/24-11/15/29                                          A3/A          6,166,351
    5,000  Educational Fac. Auth. Rev., Chicago Univ., 5.25%, 7/1/41, Ser. A        Aa1/AA         5,086,600
    1,115  Educational Fac. Auth. Rev., Midwestern Univ.,
             5.50%, 5/15/18, Ser. B                                                NR/BBB+         1,160,938
    3,000  Health Fac. Auth. Rev., Decatur Memorial Hosp., 5.75%, 10/1/24            A2/A          3,043,560
      500  Health Fac. Auth. Rev., Midwest Physician Group Ltd.,
             5.50%, 11/15/19                                                       NR/BBB-           406,815

                    10.31.03 | PIMCO Municipal Income Funds Semi-Annual Report 5

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2003 (unaudited)


 Principal
    Amount                                                                     Credit Rating
     (000)                                                                     (Moody's/S&P)           Value*
-------------------------------------------------------------------------------------------------------------
           ILLINOIS (CONCLUDED)
 $  5,425  Health Fac. Auth. Rev., Silver Cross Hosp., 5.50%, 8/15/25             NR/A-       $   5,329,954
   15,690  Lake Cnty. High School Dist., GO, zero coupon,
             2/1/19-2/1/22, Ser. B (FGIC)                                        Aaa/AAA          6,739,622
    1,215  Northern Univ. Rev., Auxilary Fac. Syst., 5.00%, 4/1/16 (FGIC)         Aaa/NR          1,281,011
    7,345  Regional Transportation Auth., 5.50%, 6/1/23, Ser. B (FGIC)           Aaa/AAA          8,081,336
    2,500  State GO, 5.375%, 8/1/14 (MBIA)                                       Aaa/AAA          2,745,875
    3,000  State Sales Tax Rev., 5.125%, 6/15/20                                 Aa3/AAA          3,115,650
    5,000  Univ. Rev., Auxiliary Fac. Syst., 5.25%, 4/1/32, Ser. B (FGIC)        Aaa/AAA          5,116,700
    4,000  Winnebago Boone ETC Cntys., Rock Valley Community College,
             5.30%, 10/1/18 (FGIC)                                                Aaa/NR          4,251,360
                                                                                              -------------
                                                                                                 69,081,086
                                                                                              -------------
           INDIANA--2.2%
    6,500  Carmel School Bldg. Corp., 5.00%, 7/15/22 (MBIA)                       NR/AAA          6,628,115
    2,725  Richland Beanblossom School Bldg. Corp., 5.00%, 1/15/22 (FGIC)        Aaa/AAA          2,773,559
    1,875  TriCreek High School Bldg. Corp., 5.00%, 7/15/20 (FSA)                Aaa/AAA          1,943,400
                                                                                              -------------
                                                                                                 11,345,074
                                                                                              -------------
           KANSAS--3.9%
           Wichita Hosp. Rev..
    5,000    5.625%, 11/15/31, Ser III                                            NR/A+           5,122,500
   14,370    6.25%, 11/15/24, Ser XI                                              NR/A+          15,347,304
                                                                                              -------------
                                                                                                 20,469,804
                                                                                              -------------
           LOUISIANA--6.3%
   10,000  Local Gov't Environmental Fac., Community Dev. Auth. Rev.,
             6.55%, 9/1/25                                                         NR/A          11,079,400
   27,890  Tobacco Settlement Fin. Corp. Rev., 5.875%, 5/15/39                   Baa2/BBB        22,288,015
                                                                                              -------------
                                                                                                 33,367,415
                                                                                              -------------
           MARYLAND--0.7%
    3,500  Baltimore Water Proj. Rev., 5.125%, 7/1/42, Ser. A (FGIC)             Aaa/AAA          3,542,455
                                                                                              -------------
           MICHIGAN--4.9%
    2,000  Detroit, GO, 5.375%, 4/1/15-4/1/17, Ser. A-1 (MBIA)                   Aaa/AAA          2,196,180
    5,650  Forest Hills Pub. School, GO, 5.25%, 5/1/18                            Aa2/NR          6,023,521
    3,000  Mount Clemens Community School Dist., 5.00%, 5/1/31                    AaaAAA          3,025,530
       50  Royal Oak Hosp. Fin. Auth., William Beaumont Hosp.,
             5.25%, 11/15/35, Ser. M (MBIA)                                      Aaa/AAA             51,116
    4,000  State Hosp. Fac. Auth. Rev., Detroit Med. Ctr., 6.25%, 8/15/13         Ba1/B           3,003,400
    2,500  State Strategic Oblig. Rev., Detroit Edison Co., 5.45%, 9/1/29         A3/A-           2,576,800
    3,000  Taylor Tax lncrement Fin. Auth., 5.375%, 5/1/17 (FSA)                 Aaa/AAA          3,258,600
    6,265  Wayne Charter Cnty. Airport Fac. Rev., Northwest Airlines, Inc.,
             6.75%, 12/1/15                                                       NR/NR           5,769,752
                                                                                              -------------
                                                                                                 25,904,899
                                                                                              -------------

6 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.03

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2003 (unaudited)


 Principal
    Amount                                                                       Credit Rating
     (000)                                                                       (Moody's/S&P)           Value*
---------------------------------------------------------------------------------------------------------------
           MINNESOTA--0.6%
 $  3,000  Agricultural & Econ. Dev. Board Rev., Health Care Syst.,
             6.375%, 11/15/29, Ser. A                                                A2/A       $   3,206,070
                                                                                                -------------
           MISSOURI--0.5%
    2,500  Interstate 470 & 350 Trans. Dev., Motranson Rev., 6.35%, 5/1/22          NR/NR           2,536,900
                                                                                                -------------
           NEVADA--3.7%
    3,000  Clark Cnty. Airport Rev., 5.25%, 7/1/34, Ser. B (FGIC)                  Aaa/AAA          3,048,930
   12,000  Clark Cnty. Passenger Fac. Rev., 4.75%, 7/1/22 (MBIA)                   Aaa/AAA         12,026,400
    4,250  Truckee Meadows Water Auth. Rev., 5.25%, 7/1/34, Ser. A (FSA)           Aaa/AAA          4,354,635
                                                                                                -------------
                                                                                                   19,429,965
                                                                                                -------------
           NEW HAMPSHIRE--0.6%
    3,000  State Bus. Fin. Auth. Pollution Control Rev.,
             Conn. Light & Power Co., 5.85%, 12/1/22                                A3/BBB          3,153,960
                                                                                                -------------
           NEW JERSEY--4.1%
    1,860  Camden Cnty. Improvement Auth. Rev., Cooper Health Syst.,
             5.60%-6.00%, 2/15/07-2/15/27                                           Ba2/NR          1,739,558
    3,000  Economic Dev. Auth. Rev., Arbor Glen, 5.875%, 5/15/16, Ser. A            NR/NR           2,733,060
   16,550  Economic Dev. Auth. Rev., Kapkowski Landfill Proj., 5.75%, 4/1/31       Baa3/NR         16,941,573
                                                                                                -------------
                                                                                                   21,414,191
                                                                                                -------------
           NEW MEXICO--0.5%
    2,500  Farmington Pollution Control Rev., Public Service Co.,
             5.80%, 4/1/22                                                        Baa3/BBB-         2,501,775
                                                                                                -------------
           NEW YORK--0.6%
    2,875  Westchester Cnty. Health Care Corp. Rev.,
             5.875%, 11/1/25, Ser. A                                                 A3/A           3,008,026
                                                                                                -------------
           NORTH CAROLINA--0.6%
    3,000  State Fin. Agy. Rev., Duke Univ. Proj., 5.125%, 10/1/41, Ser. A         Aa1/AA+          3,037,770
                                                                                                -------------
           OHIO--1.3%
    5,065  Lorain Cnty. Hosp. Rev., Catholic Healthcare Partners,
             5.625%-5.75%, 10/1/17-10/1/18                                          A1/AA-          5,402,778
    1,235  State Turnpike Rev., 5.50%, 2/15/15                                      Aa3/AA          1,364,020
                                                                                                -------------
                                                                                                    6,766,798
                                                                                                -------------
           PENNSYLVANIA--4.3%
    5,780  Allegheny Cnty. Hosp. Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B            B2/B           5,931,841
    1,000  Allegheny Cnty. Indl. Dev. Auth. Rev., USX Corp., 5.60%, 9/1/30        Baa1/BBB+           991,680
    1,095  Allegheny Cnty. Port Auth. Rev., 5.25%, 3/1/20 (FGIC)                   Aaa/AAA          1,159,211
    2,575  Delaware Cnty. Auth. College Rev., Neumann College,
             5.80%, 10/1/17                                                        NR/BBB-          2,612,312
    1,000  Philadelphia Auth. Indl. Rev., Franklin Institute, 5.20%, 6/15/26       Baa2/NR            929,640
    4,610  Philadelphia Hosp. & Higher Education Fac. Hosp. Rev., Temple
             Univ. Hosp., 6.625%, 11/15/23, Ser. A                                 Baa2/BBB         4,638,859

                    10.31.03 | PIMCO Municipal Income Funds Semi-Annual Report 7

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2003 (unaudited)


 Principal
    Amount                                                                   Credit Rating
     (000)                                                                   (Moody's/S&P)           Value*
-----------------------------------------------------------------------------------------------------------
           PENNSYLVANIA (CONCLUDED)
 $  6,200  State Higher Educational Fac. Auth. Rev., UPMC Health Syst.,
             6.00%, 1/15/31, Ser. A                                              NR/A       $   6,434,794
                                                                                            -------------
                                                                                               22,698,337
                                                                                            -------------
           PUERTO RICO--0.3%
    1,600  Elec. Power Auth. Rev., 5.125%, 7/1/29, Ser. NN                      A3/A-           1,608,976
                                                                                            -------------
           RHODE ISLAND--2.9%
   18,000  Tobacco Settlement Fin. Corp. Rev., 6.25%, 6/1/42, Ser. A           Baa2/BBB        15,115,680
                                                                                            -------------
           SOUTH CAROLINA--4.2%
    5,500  Greenwood Cnty. Hosp. Rev., Self Memorial Hosp., 5.50%,
             10/1/21-10/1/26                                                    A2/A+           5,550,230
    3,000  Jobs Economic Dev. Auth. Hosp. Facs. Rev., Georgetown
             Memorial Hosp., 5.375%, 2/1/30 (Radian)                            NR/AA           3,063,510
   15,600  Tobacco Settlement Rev., 6.375%, 5/15/30, Ser. B                    Baa2/BBB        13,511,628
                                                                                            -------------
                                                                                               22,125,368
                                                                                            -------------
           TENNESSEE--2.6%
    4,000  Knox Health Educational & Housing Fac. Rev., Baptist Health
             Syst., 6.375%, 4/15/22                                            Baa2/NR          4,132,960
    9,320  Memphis Health Educational & Housing Fac., Wesley Housing
             Corp., 6.95%, 1/1/20 (a)(b)
             (acquired 6/29/01; cost $9,276,548)                                NR/NR           9,364,736
                                                                                            -------------
                                                                                               13,497,696
                                                                                            -------------
           TEXAS--9.7%
    2,750  Austin Convention Enterprises Inc., 5.75%, 1/1/32, Ser. B            Aa3/A+          2,879,332
    4,000  Austin Water & Wastewater Syst. Rev.,
             5.25%, 5/15/31, Ser. A & B (FSA)                                  Aaa/AAA          4,099,840
    2,935  Bell Cnty. Health Fac. Dev. Corp., Buckner Retirement Fac.,
             5.25%, 11/15/19                                                    NR/A-           2,900,514
    2,865  Corpus Christi Refin. & Improvement, GO, 5.375%, 3/1/18 (FSA)       Aaa/AAA          3,084,488
    3,680  Duncanville Indpt. School Dist., 5.25%, 2/15/32, Ser. B             Aaa/AAA          3,766,480
    5,000  Harris Cnty. Health Fac. Dev. Corp., Christus Health,
             5.375%, 7/1/29, Ser. A (MBIA)                                     Aaa/AAA          5,136,000
    7,000  Harris Cnty. Health Fac. Dev. Corp., Memorial Hermann
             Healthcare, 6.375%, 6/1/29                                          A2/A           7,477,890
    1,840  Houston Water Conveyance Syst., CP,
            6.25%, 12/15/12, Ser. J (AMBAC)                                   Aaa/AAA          2,207,890
    2,000  Mansfield Indpt. School Dist., GO, 5.25%, 2/15/23                   Aaa/AAA          2,071,980
    4,380  Southlake Parks Dev. Corp., Sales Tax Rev.,
             5.60%, 8/15/31 (AMBAC)                                            Aaa/AAA          4,620,243
    4,530  State Water Financial Assistance, 5.30%, 8/1/18, Ser. A              Aa1/AA          4,835,141
    7,450  Water Dev. Board Rev., 5.125%, 7/15/18                              Aaa/AAA          7,752,992
                                                                                            -------------
                                                                                               50,832,790
                                                                                            -------------

8 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.03

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2003 (unaudited)


 Principal
    Amount                                                                   Credit Rating
     (000)                                                                   (Moody's/S&P)           Value*
-----------------------------------------------------------------------------------------------------------
           UTAH--1.3%
$  7,000   Salt Lake Cnty. Hosp. Rev., IHC Health Services Inc.,
             5.125%, 2/15/33 (AMBAC)                                            Aaa/AAA      $   7,072,380
                                                                                             -------------
           WASHINGTON--3.6%
   3,120   Cowlitz Cnty. School Dist., GO, 5.625%, 12/1/14-12/1/16 (FSA)         Aaa/NR          3,478,790
   5,000   Kent GO, 5.375%, 12/1/20 (MBIA)                                      Aaa/AAA          5,349,000
   5,420   King Cnty. School Dist., GO, 5.25%, 12/1/21, Ser. A (MBIA)           Aaa/AAA          5,692,409
   4,000   Northwest Energy Elec. Rev., 5.50%, 7/1/13-7/1/15, Ser. A            Aa1/AA-          4,462,620
                                                                                             -------------
                                                                                                18,982,819
                                                                                             -------------
           WISCONSIN--3.7%
  14,785   Badger Tobacco Asset Corp., 5.75%-6.00%, 6/1/12-6/1/17               Baa2/BBB        13,797,081
   3,515   State GO, 5.00%, 5/1/22, Ser. A (FGIC)                               Aaa/AAA          3,595,493
   2,230   State Health & Educational Fac. Auth. Rev.,
             Kenosha Hosp. & Med. Ctr., 5.625%, 5/15/29                           NR/A           2,236,601
                                                                                             -------------
                                                                                                19,629,175
                                                                                             -------------
           Total Municipal Bonds & Notes (cost-$466,756,079)                                   465,980,511
                                                                                             -------------
VARIABLE RATE NOTES (C)(D)(E)--9.2%

           HAWAII--0.7%
   3,468   Honolulu City & Cnty. Wastewater Syst. Rev.,
             8.59%, 7/1/23, Ser. 400 (FGIC)                                      Aaa/NR          3,565,006
                                                                                             -------------
           ILLINOIS--2.7%
   7,253   Cook Cnty., GO, 8.66%, 11/15/28, Ser. 458 (FGIC)                      Aaa/NR          7,303,413
   6,900   Educational Fac. Auth. Rev., 8.72%, 7/1/26                            NR/AA           6,956,994
                                                                                             -------------
                                                                                                14,260,407
                                                                                             -------------
           MASSACHUSETTS--1.0%
   5,000   State Health & Educational Fac. Auth. Rev., 10.01%, 1/1/10            NR/NR           5,478,000
                                                                                             -------------
           NEW YORK--1.3%
   6,500   City Muni. Water Auth. Rev., 8.47%, 6/15/05.                          NR/AA           6,674,980
                                                                                             -------------
           TEXAS--2.6%
   4,250   Harris Cnty. Health Fac. Dev. Corp., 9.22% 2/15/21                    NR/AA           4,316,385
   8,988   Harris Cnty. Health Fac. Dev. Corp., 9.41%, 7/1/29,
             Ser. 357 (MBIA)                                                     Aaa/NR          9,476,420
                                                                                             -------------
                                                                                                13,792,805
           WASHINGTON--0.9%                                                                  -------------
   4,500   Seattle, GO, 8.84%, 12/15/28, Ser. 348
                                                                                 Aa1/NR          4,638,870
                                                                                             -------------
           Total Variable Rate Notes (cost-$44,265,298)                                         48,410,068
                                                                                             -------------

                    10.31.03 | PIMCO Municipal Income Funds Semi-Annual Report 9

PIMCO MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2003 (unaudited)


 Principal
    Amount                                                                   Credit Rating
     (000)                                                                   (Moody's/S&P)           Value*
-----------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (C)(F)--0.7%

           FLORIDA--0.3%
$1,390     Orange Cnty. School Board CP., 1.15%, 11/3/03, Ser. B (MBIA)         Aaa/AAA      $  1,390,000
                                                                                             ------------

           OHIO--0.2%
 1,100     Cleveland Waterworks Rev., 1.00%, 11/6/03, Ser. L (FGIC)             Aaa/AAA         1,100,000
                                                                                             ------------

           TEXAS--0.1%
   950     North Central Methodist Health Fac. Dev. Corp., 1.15%, 11/3/03
             (MBIA)                                                             Aaa/AAA           950,000
                                                                                             ------------

           VIRGINIA--0.1%
   400     Loudoun Cnty. Indl. Dev. Auth. Rev., Howard Hughes Med. Ctr.
             1.15%, 11/3/03, Ser. C.                                            Aaa/AAA           400,000
                                                                                             ------------
           Total Variable Rate Demand Notes (cost-$3,840,000)                                   3,840,000
                                                                                             ------------
 U.S. TREASURY BILLS (G)--1.6%
 4,465     1.13%, 12/4/03                                                       Aaa/AAA         4,461,499
   250     1.14%, 12/11/03                                                      Aaa/AAA           249,764
 3,475     1.14%, 12/18/03                                                      Aaa/AAA         3,471,042
                                                                                             ------------
           Total U.S. Treasury Bills (cost-$8,451,798)                                          8,182,305
                                                                                             ------------
TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN (cost-$523,313,175+)--100.1%                    526,412,884
                                                                                             ------------
CALL OPTIONS WRITTEN (H)--(0.1)%

Contracts
---------
           U.S. Treasury Bond Futures, Chicago Board of Trade
 (700)     Strike price $110, expires 11/21/03 (premium received-$905,188)                       (568,750)
                                                                                             ------------
           TOTAL INVESTMENTS, NET CALL OF OPTIONS WRITTEN (cost-$522,407,987+)--100.0%       $525,844,134
                                                                                             ------------


--------------------------------------------------------------------------------
+ The cost basis of portfolio securities for federal income tax purposes is $523,313,175. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $17,876,062; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $14,776,353; net unrealized appreciation for federal income tax purposes is $3,099,709.

--------------------------------------------------------------------------------





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


10 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2003 (unaudited)


 Principal
    Amount                                                                         Credit Rating
     (000)                                                                         (Moody's/S&P)             Value*
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BONDS & NOTES--88.7%
  $1,000     ABAG Fin. Auth. for Nonprofit Corps., CP, 5.375%, 2/15/19               NR/BBB+        $   1,001,400
   1,000     ABAG Fin. Auth. for Nonprofit Corps., Rev., 5.375%, 11/15/25             NR/BBB            1,007,250
   2,745     ABC Unified School Dist., GO, zero coupon, 8/1/26-8/1/27
               (FGIC)                                                                Aaa/AAA              777,387
   1,385     Alvord Unified School Dist., GO, 5.375%, 8/1/29, Ser. C (FSA)            Aaa/NR            1,470,150
   1,650     Apple Valley, CP, 5.375%, 6/1/21                                         NR/BBB            1,621,406
   2,000     Baldwin Park Monrovia School Facs., Grant Financing Auth.,
               5.00%, 10/1/36 (AMBAC)                                                Aaa/AAA            2,008,980
   6,405     Campbell Union High School Dist., GO, 5.50%, 8/1/30 (FSA)                Aaa/NR            6,750,742
   2,250     Capistrano Unified School Dist., Community Fac. Dist., Special
               Tax, 5.75%, 9/1/29                                                     NR/NR             2,185,020
   8,250     Carson Improvement Board Act 1915, Special Assessment,
               6.35%-6.375%, 9/2/23-9/2/31                                            NR/NR             8,526,787
   5,250     Central JT Powers Health Fin. Auth., CP, 5.75%, 2/1/31                 Baa1/BBB+           5,199,547
   4,140     Charter Oak Unified School Dist., GO, 5.00%, 7/1/28, Ser. B
               (FSA)                                                                 Aaa/AAA            4,190,342
   7,750     Contra Costa Cnty. Public Fin. Auth., Tax Allocation Rev.,
               5.125%-5.85%, 8/1/19-8/1/33                                            NR/BBB            7,823,510
   2,750     CSUCI Fin. Auth. Rev., 5.00%, 9/1/31, Ser. A, (MBIA)                    Aaa/AAA            2,772,825
   3,635     Cucamonga Cnty. Water Dist., CP, 5.125%, 9/1/35 (FGIC)                  Aaa/AAA            3,697,958
   1,775     Educational Fac. Auth. Rev., zero coupon, 9/1/10 (AMBAC)                Aaa/AAA            1,404,628
  25,215     El Monte, CP, 4.75%-5.25%, 6/1/30-1/1/34 (AMBAC)                        Aaa/AAA           25,356,654
  10,000     Foothill Eastern Corridor Agcy., Toll Road Rev., zero coupon,
               1/15/33-1/15/34                                                      Baa3/BBB-           1,622,900
   4,170     Fremont Community Fac. Dist., Special Tax.,
               6.00%-6.30%, 9/1/18-9/1/31                                             NR/NR             4,219,665
             Golden State Tobacco Securization Corp., Tobacco
               Settlement Rev.,
  27,655        6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1,                           Baa2/BBB          24,687,618
     540        7.875%, 6/1/42, Ser. A-1                                             Baa2/BBB             553,608
             Health Fac. Fin. Auth. Rev.,
     500       5.00%, 3/1/33                                                           NR/A               458,810
   4,000       5.00%, 7/1/18-7/1/28, Ser. A                                          Baa2/BBB           3,736,730
   5,315       5.125%, 7/1/18                                                         NR/A-             5,333,177
   3,000       5.25%, 10/1/14, Ser. B                                                  A3/A             3,144,990
   6,250     Infrastructure & Economic Dev. Bank Rev.,
               5.00%, 7/1/36 (AMBAC)                                                 Aaa/AAA            6,282,875
  14,000     La Quinta Redev. Agcy., Tax Allocation,
                5.00%-5.125%, 9/1/21-9/2/32 (AMBAC)                                  Aaa/AAA           14,269,150
   1,570     Lincoln Public Fin. Auth. Rev., 6.125%, 9/2/27                           NR/NR             1,589,766
     845     Los Angeles Community Redev. Agcy., Tax Allocation,
                5.875%-6.00%, 9/1/26-9/1/31, Ser. B                                   NR/NR               809,668
   6,250     Los Angeles Cnty. Metropolitan Transportation Auth. Rev., Sales
               Tax Rev., 4.75%, 7/1/28, Ser. B                                       Aaa/AAA            6,169,125

                   10.31.03 | PIMCO Municipal Income Funds Semi-Annual Report 11

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2003 (unaudited)


 Principal
    Amount                                                                           Credit Rating
     (000)                                                                           (Moody's/S&P)             Value*
---------------------------------------------------------------------------------------------------------------------
 $ 3,250     Los Angeles Unified School Dist., GO, 5.125%, 7/1/21, Ser. E              Aaa/AAA        $   3,386,988
             Los Angeles Water & Power Rev., Ser. A-A-1,
   4,500       5.00%, 7/1/11 (MBIA)                                                   Aaa/AAA            5,023,305
  13,000       5.25%, 7/1/21 (FSA)                                                    Aaa/AAA           13,641,940
   1,000     Menifee Union School Dist., Special Tax, 6.40%, 9/1/31                     NR/NR             1,016,350
   2,665     Merced Irrigation Dist. Elec. Syst. Rev., 6.50%, 9/1/22                   Baa3/NR            2,762,432
   3,500     Metropolitan Water Dist., Waterworks Rev.,
               5.00%, 7/1/26, Ser. A                                                    Aa2/AA            3,523,730
   5,820     Montclair Redev. Agcy., Tax Allocation, 5.30%, 10/1/30 (MBIA)             Aaa/AAA            6,024,340
   3,730     Murrieta Valley Yuma Unified School Dist., Special Tax,
                6.30%-6.50%, 9/1/18-9/1/31                                              NR/NR             3,816,195
   6,255     Orange Cnty. Santation Dist., CP, 5.25%, 2/1/30 (FGIC)                    Aaa/AAA            6,466,544
   1,080     Palm Springs Community Redev. Agcy., Tax Allocation,
               5.50%, 8/1/21                                                            NR/A-             1,111,601
   1,010     Pomona Unified School Dist., GO, 6.10%, 2/1/19, Ser. A (MBIA)             Aaa/AAA            1,206,597
   1,690     Rancho Etiwanda Public Fac., Special Tax, 6.375%, 9/1/24                   NR/NR             1,727,535
   2,770     Rancho Mirage Redev. Agcy., Tax Allocation,
               5.50%-5.625%, 4/1/24-4/1/33                                            Baa1/BBB+           2,818,189
   8,305     Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA)                               Aaa/AAA            8,477,495
   1,000     Riverside Cnty. Pub. Financing., Tax Allocation,
               5.625%, 10/1/33, Ser. A                                                Baa2/BBB-           1,003,970
   1,850     Riverside Improvement Board Act 1915, Special Assessment,
               6.15%-6.375%, 9/2/19-9/2/26                                             NR/NR             1,875,368
     575     Roseville Woodcreek Community Fac. Dist., Special Tax,
               6.375%, 9/1/27                                                           NR/NR               596,114
   2,000     Sacramento Health Fac. Rev., 5.30%, 1/1/24, Ser. A                         NR/A+             1,994,940
   6,855     Sacramento Special Tax, 5.70%-6.15%, 9/1/21-9/1/26                         NR/NR             6,847,264
     545     San Diego Cnty., CP, 5.25%, 10/1/28                                        A2/NR               552,358
   1,000     San Diego Cnty., Water Auth. Rev., CP,
               4.75%-5.00%, 5/1/28-5/1/32, Ser. A                                      Aaa/AAA            1,005,250
   3,330     San Francisco Bay Area Rapid Transit Dist. Rev., 5.125%,
               7/1/36 (AMBAC)                                                          Aaa/AAA            3,381,382
     720     San Francisco City & Cnty. Redev. Agcy. Rev., Special Tax,
               6.125%, 8/1/31, Ser. B                                                   NR/NR               723,218
   5,065     San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA)                               Aaa/AAA            5,230,119
             San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev.,
   5,000       zero coupon, 1/15/19, Ser A                                            Baa3/BBB-           3,824,750
   5,000       5.50%, 1/15/28                                                         Baa3/BBB-           4,688,600
     230     San Jose Improvement Board Act 1915, Special Assessment,
               5.60%, 9/2/17, Ser 24Q                                                   NR/NR               232,631
   5,000     San Jose Unified School Dist., Santa Clara Cnty., GO, 5.125%,
               8/1/25, Ser. D (FSA)                                                     Aaa/NR            5,103,650
  26,450     San Juan Unified School Dist., GO, zero coupon, 8/1/22-8/1/26
               (FSA)                                                                   Aaa/AAA            8,671,270

12 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.03

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2003 (unaudited)


 Principal
    Amount                                                                      Credit Rating
     (000)                                                                      (Moody's/S&P)           Value*
--------------------------------------------------------------------------------------------------------------
 $   600     Santa Ana Financing. Auth., Rev., 5.60% 9/1/19, Ser. C                NR/BBB       $   613,242
   1,815     Santa Clara, CP, 5.00%, 2/1/32 (AMBAC)                               Aaa/AAA         1,824,202
   1,435     Santa Maria JT Union High School Dist., GO,
               5.25%, 8/1/25, Ser. A (FSA)                                        Aaa/AAA         1,499,302
             Statewide Community Dev. Auth., CP,
   8,000       5.375%, 4/1/30                                                      NR/BBB         7,360,960
   8,000       6.50%, 7/1/20                                                      Baa2/BBB        8,462,960
             Statewide Community Dev. Auth., Rev.,
  15,250       5.125%, 10/1/30, Ser. A                                             NR/A+         14,430,465
   4,000       5.50%, 8/15/34, Ser. B                                              A2/A+          4,044,040
   9,900       6.625%, 10/1/31-11/1/31                                             NR/NR         10,046,552
   2,550       6.75%, 6/1/28 (a)(b)
               (acquired 7/3/01; cost-$2,550,000)                                  NR/NR          2,566,295
  10,800     Tobacco Securitization Auth. Rev.,
               5.25%-5.375%, 6/1/31-6/1/41, Ser A                                  A1/A          7,996,266
   6,865     Tustin Unified School Dist., Special Tax,
               5.50%-5.625%, 9/1/22-9/1/32                                         NR/NR          6,685,998
             University Rev.,
  13,250       5.00%, 5/15/11-5/15/36, Ser. A (AMBAC)                             Aaa/AAA        13,675,083
   7,000       5.125%, 9/1/31, Ser. O (FGIC)                                      Aaa/AAA         7,126,280
   3,750     West Kern Cnty. Water Dist., CP, 5.625%, 6/1/31                      Baa2/NR         3,785,475
                                                                                                -----------
             Total California Municipal Bonds & Notes (cost-$342,479,799)                       345,523,913
                                                                                                -----------
 OTHER MUNICIPAL BONDS & NOTES-5.7%
             ILLINOIS-1.4%
   5,500     Educational Facs. Auth Revs., 5.00% 7/1/33, Ser. A                    Aa1/AA         5,499,615
             LOUISIANA-0.4%
   1,750     Tobacco Settlement Finance Corp., 5.875%, 5/15/39,
               Ser. 2001-B                                                          A1/A          1,398,495
             NEW JERSEY-1.3%
   6,210     Tobacco Settlement Finance Corp., 6.00%-6.125%,
               6/1/37-6/1/42                                                      Baa2/BBB        5,116,355
             PUERTO RICO-2.5%
   3,050     Commonwealth, GO, 5.50%, 7/1/12                                       NR/AAA         3,504,450
             Electric Power Auth. Power Rev.,
   1,250       5.125%, 7/1/29, Ser. NN                                             A3/A-          1,257,013
   5,000       5.25%, 7/1/29, Ser. HH (FSA)                                       Aaa/AAA         5,191,050
             SOUTH CAROLINA-0.1%
     340     Tobacco Settlement Rev. Management Auth., 6.375%, 5/15/30            Baa2/BBB          294,484
                                                                                                -----------
             Total Other Municipal Bonds & Notes (cost-$21,910,660)                              22,261,462
                                                                                                -----------
 CALIFORNIA VARIABLE RATE NOTES (B)(C)(D)(E)-2.6%
  10,003     Los Angeles Wastewater Syst. Rev.,
               8.72%, 6/1/28, Ser. 318 (FGIC)
               (acquired 7/3/01; cost-$9,043,133)                                  NR/NR         10,180,144
                                                                                                -----------

                   10.31.03 | PIMCO Municipal Income Funds Semi-Annual Report 13

PIMCO CALIFORNIA MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2003 (unaudited)


 Principal
    Amount                                                                       Credit Rating
     (000)                                                                       (Moody's/S&P)             Value*
-----------------------------------------------------------------------------------------------------------------
 CALIFORNIA VARIABLE RATE DEMAND NOTES (C)(F)-1.2%
  $ 850      Health Facs. Financing Auth. Rev.,
               1.15%, 11/3/03, Ser. B, (AMBAC)                                    VMIG1/A1+        $    850,000
  1,800      Infrastructucture & Economic Dev. Bank Insured Rev.,
               1.15%, 11/3/03, Ser. B (AMBAC)                                      Aaa/A1+            1,800,000
  1,000      Los Angeles Water & Power Rev.,
               1.14%, 11/3/03, Ser. B-3                                           VMIG1/A1+           1,000,000
  1,200      Metropolitan Water Dist. Southern Waterworks Rev.,
               1.15%, 11/3/03 (WestDeutsche LandesBank)                           VMIG1/A1+           1,200,000
                                                                                                   ------------
             Total California Variable Rate Demand Notes (cost-$4,850,000)                            4,850,000
                                                                                                   ------------
 U.S. TREASURY BILLS (G)-1.9%
  7,285        0.86%-0.96%, 12/4/03-12/18/03 (cost-$7,277,762)                     Aaa/AAA            7,277,762
                                                                                                   ------------
             TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN (cost-$385,561,354+)--100.1%             390,093,281
                                                                                                   ------------
 CALL OPTIONS WRITTEN (H)-(0.1)%
Contracts
-------
             U.S. Treasury Bond Futures, Chicago Board of Trade
   (645)       Strike price $110, expires 11/21/03 (premium received-$834,065)                         (524,062)
                                                                                                   ------------
             TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost-$384,727,289)--100.0%            $389,569,219
                                                                                                   ------------

--------------------------------------------------------------------------------
+ The cost basis of portfolio securities for federal income tax purposes is $385,561,354. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $9,637,722; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $5,105,795; net unrealized appreciation for federal income tax purposes is $4,531,927.




                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


14 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.03

PIMCO NEW YORK MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2003

  Principal
   Amount                                                                        Credit Ratings
    (000)                                                                         (Moody's/S&P)            Value*
-----------------------------------------------------------------------------------------------------------------
 NEW YORK MUNICIPAL BONDS & NOTES--82.2%
 $   3,265   Albany Indl. Dev. Agcy. Civic Fac. Rev.,
               5.30%, 4/1/29, Ser. A                                                Baa2/NR      $    3,296,671
     1,000   Long Island Power Auth. Elec. Syst. Rev., 5.375%,
               5/1/33 Ser. L, (a)(b)
               (acquired 6/29/03; cost-$999,184)                                    Baa1/A-           1,015,690
             Metropolitan Transportation Auth., NY Service Contract, Ser. A,
     6,040     5.00%, 7/1/25 (FGIC)                                                 Aaa/AAA           6,107,286
     8,150     5.00%, 7/1/30 (AMBAC)                                                Aaa/AAA           8,206,398
     1,375     5.125%, 1/1/29                                                        A3/AA-           1,380,156
     1,500   Monroe Tobacco Asset Securitization Corp. Rev., 6.375%, 6/1/35         Baa2/BBB          1,474,890
             New York City, GO, Ser. J,
     5,000     5.125%, 5/15/29 (MBIA).                                              Aaa/AAA           5,073,200
       300     5.25%, 6/1/28                                                          A2/A              305,181
     2,000   New York City Indl. Dev. Agcy. Rev., 6.00%, 11/1/28                     NR/NR            1,100,000
             New York City Muni. Water Fin. Auth., Water & Sewer
               Syst., Rev.,
     7,605     4.75%, 6/15/31 Ser. A (FGIC)                                         Aaa/AAA           7,421,720
     7,000     5.125%, 6/15/21 Ser. A (AMBAC)                                       Aaa/AAA           7,271,530
     5,000     5.125%, 6/15/33 Ser. C                                                Aa2/AA           5,053,500
     5,000     5.25%, 6/15/25 Ser. D                                                 Aa2/AA           5,156,900
     2,750   New York City Transitional Fin. Auth., Rev., 4.75%, 11/15/23
               Ser. B                                                               Aa2/AA+           2,735,893
     1,000   Niagara Falls Public Water Auth., Water & Sewer Syst., Rev.,
               5.00%, 7/15/34, Ser. A (MBIA)                                        Aaa/AAA           1,006,040
             Port Auth. of New York & New Jersey Rev.,
     5,000     5.00%, 9/1/38                                                         A1/AA-           4,983,250
     3,000     5.00%, 9/1/29                                                         A1/AA-           3,015,750
     4,515   Sachem Central School District of Holbrook, GO., 5.00%,
               10/15/30, Ser B (MBIA)                                               Aaa/AAA           4,567,780
     6,550   State Dormitory Auth. Lease Rev., 4.75%, 1/15/29 Ser. 1, (FSA)         Aaa/AAA           6,417,559
     1,435   State Dormitory Auth. Rev., Augustana Lutheran Home for the
               Aged Inc., 5.50%, 2/1/41 (MBIA)                                      Aaa/AAA           1,491,754
       100   State Dormitory Auth. Rev., Mortgage Nursing Home Rev., 5.40%,
               2/1/31 (MBIA)                                                        Aaa/AAA             103,221
     7,000   State Dormitory Auth. Rev., NY & Presbyterian Hosp., 4.75%,
               8/1/27 (AMBAC)                                                       Aaa/AAA           6,833,890
     8,000   State Dormitory Auth. Rev., Lenox Hill Hosp. Oblig. Group, 5.50%,
               7/1/30                                                                A3/NR            8,170,560
     5,000   State Dormitory Auth. Rev., Memorial Sloan-Kettering Center,
               Ser. 1, 5.00%, 7/1/34                                                 Aa2/AA           4,976,350
             State Dormitory Auth. Rev., Mental Health Services Fac.
               Improvement, Ser D, (MBIA)
        15     4.75%, 2/15/25 (Pre-refunded @ 100, 8/15/08) (i)                      Aaa/NR              16,824
     7,985     4.75%, 2/15/25 (Pre-refunded @ 100, 8/15/08) (i)                      Aaa/NR           7,837,597

           10.31.03 PIMCO Municipal Income Funds Semi-Annual Report 15

PIMCO NEW YORK MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2003

  Principal
   Amount                                                                        Credit Ratings
    (000)                                                                         (Moody's/S&P)            Value*
-----------------------------------------------------------------------------------------------------------------
$  1,825     State Dormitory Auth. Rev., Mount Sinai Health, 6.50%, 7/1/25
               Ser. A                                                                 Ba1/BB      $   1,829,161
     845     State Dormitory Auth. Rev., New York Univ.,
               5.50%, 7/1/20-7/1/21 Ser 2, (AMBAC)                                    Aaa/AAA           911,852
             State Dormitory Auth. Rev., State Univ., Ser B. (FSA)
   1,045       4.75%, 5/15/28                                                         Aaa/AAA         1,025,678
   1,270       4.75%, 5/15/28 (Pre-refunded @ 101, 5/15/08) (i)                       Aaa/AAA         1,417,422
   1,275     State Dormitory Auth. Rev., Winthrop Univ. Hosp. Assoc., 5.25%,
               7/1/31 Ser. A (AMBAC)                                                  Aaa/AAA         1,309,706
   5,000     State Thruway Auth. General Rev., 4.75%, 1/1/19 Ser. E                   Aa3/AA-         5,104,000
   3,975     State Urban Dev. Corp. Rev., 4.75%, 1/1/28 Ser B, (AMBAC)                Aaa/AAA         4,429,740
     130     Tobacco Trust II Rev., 5.625%-5.75%, 6/1/35-6/1/43                      Baa2/BBB           117,881
   7,000     Triborough Bridge & Tunnel Auth. Rev.,
               5.00%, 1/1/27-1/1/32, Ser. A                                           Aa3/AA-         7,020,170
   2,945     Warren & Washington Cntys, Industrial Development Agency,
               Glens Falls Hospital Project, 5.00%, 12/1/27, Ser C (FSA)              Aaa/AAA         2,975,098
                                                                                                  -------------
             Total New York Municipal Bonds & Notes (cost-$127,743,442)                             131,160,298
                                                                                                  -------------
 OTHER MUNICIPAL BONDS & NOTES--5.9%
             ILLINOIS--2.5%
   4,000     Illinois Educational Facilities Auth Rev., 5.00%, 7/1/33, Ser. A         Aa1/AA          3,999,720
                                                                                                  -------------

             LOUISIANA--0.4%
     750     Tobacco Settlement Finance Corp., 5.875%, 5/15/39 Ser. 2001-B           Baa2/BBB           599,355
                                                                                                  -------------

             PUERTO RICO--3.0%
   1,500     Commonwealth Hwy. & Transportation Auth Rev., 5.25%, 7/1/38
             Ser. D                                                                   Baa1/A          1,513,395
   2,500     Commonwealth Public Improvement 5.00%, 7/1/11, Ser A                     Baa1/A-         2,721,800
     500     Electric Power Authority Power Rev., 5.125%, 7/1/29, Ser NN               A3/A-            502,805
                                                                                                  -------------
                                                                                                      4,738,000
                                                                                                  -------------
             Total Other Municipal Bonds & Notes (cost-$9,331,886)                                    9,337,075
                                                                                                  -------------
 NEW YORK VARIABLE RATE NOTES (C)(D)(E)--8.9%
   5,173     New York City Transitional Fin. Auth. Rev., Ser. 362
               8.12%, 11/1/23                                                         Aa2/NR          5,119,637
             Tobacco Trust II Rev.,
   4,240       9.135%, 12/1/09, 886-A                                                  A1/A           3,503,342
   6,780       9.373%, 12/1/09, 886-B 9                                                A1/A           5,568,143
                                                                                                  -------------
             Total New York Variable Rate Notes (cost-$15,991,856)                                   14,191,122
                                                                                                  -------------

16 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.03

PIMCO NEW YORK MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2003

  Principal
   Amount                                                                        Credit Ratings
    (000)                                                                         (Moody's/S&P)            Value*
-----------------------------------------------------------------------------------------------------------------
 NEW YORK VARIABLE RATE DEMAND NOTES (C)(F)--0.9%
$   150      State Dormitory Auth. Rev., Cornell Univ., 1.15%, 11/3/03, Ser. B       VMIG1/A-1+     $    150,000
  1,330      State Dormitory Auth. Rev., New York Public Library,
             1.00%, 11/5/03, Ser A.                                                   VMIGI/A-1        1,330,000
                                                                                                    ------------
             Total New York Variable Rate Demand Notes (cost-$1,480,000)                               1,480,000
                                                                                                    ------------
 U.S. TREASURY BILLS (G)--2.2%
  3,535      0.915%-0.972%, 12/4/03-12/18/03 (cost--$3,531,396)                        Aaa/AAA         3,531,657
                                                                                                    ------------
             TOTAL INVESTMENTS BEFORE CALL OPTIONS WRITTEN (cost-$158,078,580+)--100.1%              159,700,152
                                                                                                    ------------

 CALL OPTIONS WRITTEN (H)--(0.1)%

Contracts     U.S. Treasury Bond Futures, Chicago Board of Trade Call
---------
 (61)         Strike price $109, expires 11/21/03                                                        (49,563)
 (80)         Strike price $110, expires 11/21/03                                                        (98,750)
 (60)         Strike price $112, expires 11/21/03                                                        (16,875)
                                                                                                    ------------
              Total call options written (premiums received-$221,184)                                   (165,188)
                                                                                                    ------------
              TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost-$157,857,396)--100.0%            $159,534,964
                                                                                                    ------------

--------------------------------------------------------------------------------
+ The cost basis of portfolio securities for federal income tax purposes is $158,078,580. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $5,051,841; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $3,430,271; net unrealized appreciation for federal income tax purposes is $1,621,570.


                   10.31.03 | PIMCO Municipal Income Funds Semi-Annual Report 17

PIMCO NEW YORK MUNICIPAL INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2003

--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS:

* Long-term debt securities are valued by an independent price service authorized by the Board of Trustees.
(a)  Security deemed illiquid.
(b) Private Placement. Restricted as to resale and does not have a readily available market; the aggregate cost and value of such securites is $9,364,736 or 1.8% of total investments, $12,746,439 or 3.3% of total investments and $1,015,690 or 0.6% of total investments respectively for the Municipal, California Municipal and New York Municipal.
(c) Variable Rate Notes--instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. These securities amounted to $48,410,068 or 9.2% of total investments, $10,180,144 or 2.6% of total investments and $14,191,122 or 8.9% of total investments, respectively, for Municipal, California Municipal and New York Municipal.
(e) Residual Interest/Tax Exempt Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(f)  Maturity date shown is date of next call.
(g) All or partial principal amount segregated as initial margin on futures contracts.
(h)  Non-income producing security.
(i) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

--------------------------------------------------------------------------------
GLOSSARY:


AMBAC -- insured by American Municipal Bond Assurance Corp.
FGIC -- insured by insured Financial Guaranty Insurance Co.
FSA -- insured by Financial Security Assurance, Inc.
GO -- General Obligation Bonds
MBIA -- insured by Municipal Bond Investors Assurance
NR -- Not Rated
Radian -- insured by Radian Guaranty Inc.
RITES -- Residual Interest Tax Exempt Securities



                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS



18 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.03

                      This page intentionally left blank.







                   10.31.03 | PIMCO Municipal Income Funds Semi-Annual Report 19

PIMCO MUNICIPAL INCOME FUNDS STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2003 (unaudited)
--------------------------------------------------------------------------------

                                                                                 California         New York
                                                                Municipal         Municipal        Municipal
                                                            -------------     -------------     ------------
ASSETS:
Investments, at value (cost-$523,313,175, $385,561,354
  and $158,078,580, respectively)                           $ 526,412,884     $ 390,093,281     $159,700,150
--------------------------------------------------------    -------------     -------------     ------------
Cash                                                              113,904           147,610               --
--------------------------------------------------------    -------------     -------------     ------------
Interest receivable                                            10,702,367         5,531,783        2,817,547
--------------------------------------------------------    -------------     -------------     ------------
Receivable for investments called                                 821,100                --           89,700
--------------------------------------------------------    -------------     -------------     ------------
Prepaid expenses                                                   33,776            23,980            7,943
--------------------------------------------------------    -------------     -------------     ------------
  Total Assets                                                538,084,031       395,796,654      162,615,340
--------------------------------------------------------    -------------     -------------     ------------
LIABILITIES:
Due to custodian                                                       --                --            1,476
--------------------------------------------------------    -------------     -------------     ------------
Dividends payable to common and preferred shareholders          1,979,170         1,381,602          554,190
--------------------------------------------------------    -------------     -------------     ------------
Options written, at value (premiums received--$905,188,
  $834,065, and $221,184, respectively)                           568,750           524,062          165,188
--------------------------------------------------------    -------------     -------------     ------------
Investment management fees payable                                202,578           148,771           61,083
--------------------------------------------------------    -------------     -------------     ------------
Payable for variation margin on futures contracts                 124,344           112,844           95,594
--------------------------------------------------------    -------------     -------------     ------------
Accrued expenses                                                  138,478           106,904           58,529
--------------------------------------------------------    -------------     -------------     ------------
  Total Liabilities                                             3,013,320         2,274,183          936,060
--------------------------------------------------------    -------------     -------------     ------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION
  VALUE PER SHARE APPLICABLE TO AN AGGREGATE OF
  8,000, 6,000 AND 2,520, SHARES ISSUED AND
  OUTSTANDING, RESPECTIVELY)                                  200,000,000       150,000,000       63,000,000
--------------------------------------------------------    -------------     -------------     ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                $ 335,070,711     $ 243,522,471     $ 98,679,280
--------------------------------------------------------    -------------     -------------     ------------
COMPOSITION OF NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS:
Common stock (no par value):
  Paid-in capital                                           $ 343,415,387     $ 252,748,809     $103,965,696
--------------------------------------------------------    -------------     -------------     ------------
Undistributed net investment income                             6,716,573         3,425,463          850,922
--------------------------------------------------------    -------------     -------------     ------------
Accumulated net realized loss on investments                  (17,854,052)      (16,846,887)      (7,314,311)
--------------------------------------------------------    -------------     -------------     ------------
Net unrealized appreciation of investments, futures
  contracts and options written                                 2,792,803         4,195,086        1,176,973
--------------------------------------------------------    -------------     -------------     ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                $ 335,070,711     $ 243,522,471     $ 98,679,280
--------------------------------------------------------    -------------     -------------     ------------
Common Shares Outstanding                                      24,192,977        17,811,229        7,337,418
--------------------------------------------------------    -------------     -------------     ------------
NET ASSET VALUE PER COMMON SHARE                            $       13.85     $       13.67     $      13.45
--------------------------------------------------------    -------------     -------------     ------------




                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


20 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.03

PIMCO MUNICIPAL INCOME FUNDS STATEMENTS OF OPERATIONS
For the six months ended October 31, 2003 (unaudited)
--------------------------------------------------------------------------------

                                                                                 California          New York
                                                                Municipal         Municipal         Municipal
                                                             ------------      ------------      ------------
INTEREST INCOME:
Interest                                                     $ 15,795,369      $ 10,614,537      $  4,221,647
---------------------------------------------------------    ------------      ------------      ------------
EXPENSES:
Investment management fees                                      1,745,538         1,291,771           524,069
---------------------------------------------------------    ------------      ------------      ------------
Auction agent fees and commissions                                263,517           196,248            81,949
---------------------------------------------------------    ------------      ------------      ------------
Reports to shareholders                                            67,013            29,687            13,130
---------------------------------------------------------    ------------      ------------      ------------
Custodian and accounting agent fees                                53,758            54,449            37,077
---------------------------------------------------------    ------------      ------------      ------------
Audit and tax services                                             31,983            34,136            23,192
---------------------------------------------------------    ------------      ------------      ------------
Investor relations                                                 21,636            15,581             6,705
---------------------------------------------------------    ------------      ------------      ------------
New York Stock Exchange listing fees                               17,990            17,868             1,170
---------------------------------------------------------    ------------      ------------      ------------
Transfer agent fees                                                16,105            15,288            14,783
---------------------------------------------------------    ------------      ------------      ------------
Trustees' fees and expenses                                        14,310            11,780             4,958
---------------------------------------------------------    ------------      ------------      ------------
Insurance expense                                                   6,940             5,406             2,974
---------------------------------------------------------    ------------      ------------      ------------
Legal fees                                                          2,250             4,700             3,956
---------------------------------------------------------    ------------      ------------      ------------
Miscellaneous                                                       8,757             8,368             5,312
---------------------------------------------------------    ------------      ------------      ------------
  Total expenses                                                2,249,797         1,685,282           719,275
---------------------------------------------------------    ------------      ------------      ------------
  Less: investment management fees waived                        (537,089)         (397,468)         (161,252)
---------------------------------------------------------    ------------      ------------      ------------
   custody credits earned on cash balances                           (513)             (509)             (609)
---------------------------------------------------------    ------------      ------------      ------------
  Net expenses                                                  1,712,195         1,287,305           557,414
---------------------------------------------------------    ------------      ------------      ------------
NET INVESTMENT INCOME                                          14,083,174         9,327,232         3,664,233
---------------------------------------------------------   -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
---------------------------------------------------------
Investments                                                       901,265        (2,070,599)         (691,614)
---------------------------------------------------------   -------------     -------------     -------------
Futures contracts                                              (2,842,964)       (1,376,983)       (1,245,274)
---------------------------------------------------------   -------------     -------------     -------------
Options written                                                 1,204,401           605,952           541,790
---------------------------------------------------------   -------------     -------------     -------------
Net change in unrealized appreciation/depreciation of
  investments, futures contracts and options written           (5,030,149)       (6,590,530)          973,216
---------------------------------------------------------   -------------     -------------     -------------
Net realized and unrealized loss on investments, futures
  contracts and options written                                (5,767,447)       (9,432,160)         (421,882)
---------------------------------------------------------   -------------     -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
INVESTMENT OPERATIONS                                           8,315,727          (104,928)        3,242,351
---------------------------------------------------------   -------------     -------------     -------------
DIVIDENDS ON PREFERRED SHARES FROM NET
INVESTMENT INCOME                                                (854,895)         (540,573)         (239,743)
---------------------------------------------------------   -------------     -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO
COMMON SHAREHOLDERS RESULTING FROM INVESTMENT
OPERATIONS                                                   $  7,460,832      $   (645,501)     $  3,002,608
---------------------------------------------------------   -------------     -------------     -------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                   10.31.03 | PIMCO Municipal Income Funds Semi-Annual Report 21

PIMCO MUNICIPAL INCOME FUNDS    STATEMENTS OF CHANGES IN NET ASSETS
                                APPLICABLE TO COMMON SHAREHOLDERS
--------------------------------------------------------------------------------

                                                                                    Municipal
                                                                       ------------------------------------
                                                                         Six months ended
                                                                         October 31, 2003        Year ended
                                                                            (unaudited)      April 30, 2003
                                                                       ------------------   ---------------
INVESTMENT OPERATIONS:
Net investment income                                                    $  14,083,174       $  28,236,360
--------------------------------------------------------------------     -------------       -------------
Net realized loss on investments, futures contracts and options
  written                                                                     (737,298)        (17,116,754)
--------------------------------------------------------------------     -------------       -------------
Net change in unrealized appreciation/depreciation of investments,
  futures contracts and options written                                     (5,030,149)         11,056,671
--------------------------------------------------------------------     -------------       -------------
Net increase (decrease) in net assets resulting from investment
  operations                                                                 8,315,727          22,176,277
--------------------------------------------------------------------     -------------       -------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                         (854,895)         (2,299,781)
--------------------------------------------------------------------     -------------       -------------
Net realized gains                                                                  --            (114,138)
--------------------------------------------------------------------     -------------       -------------
Total dividends and distributions on preferred shares                         (854,895)         (2,413,919)
--------------------------------------------------------------------     -------------       -------------
Net increase (decrease) in net assets applicable to common
  shareholders resulting from investment operations                          7,460,832          19,762,358
--------------------------------------------------------------------     -------------       -------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                      (11,768,769)        (23,364,852)
--------------------------------------------------------------------     -------------       -------------
Net realized gains                                                                  --            (907,918)
--------------------------------------------------------------------     -------------       -------------
Total dividends and distributions to common shareholders                   (11,768,769)        (24,272,770)
--------------------------------------------------------------------     -------------       -------------
CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------
Reinvestment of dividends and distributions                                  1,690,725           3,495,385
--------------------------------------------------------------------     -------------       -------------
Total increase (decrease) in net assets applicable to common
  shareholders                                                              (2,617,212)         (1,015,027)
--------------------------------------------------------------------     -------------       -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                        337,687,923         338,702,950
--------------------------------------------------------------------     -------------       -------------
End of period (including undistributed net investment of $6,716,573 and $5,257,063, $3,425,463 and $2,860,275, and $850,922 and
  $718,920, respectively)                                                $ 335,070,711       $ 337,687,923
--------------------------------------------------------------------     -------------       -------------
COMMON SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
  AND DISTRIBUTIONS:                                                           122,326             243,737
--------------------------------------------------------------------     -------------       -------------




                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


22 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.03

             California                               New York
              Municipal                              Municipal
-------------------------------------   ------------------------------------
  Six months ended                        Six months ended
  October 31, 2003         Year ended     October 31, 2003        Year ended
       (unaudited)     April 30, 2003          (unaudited)    April 30, 2003
------------------   ----------------   ------------------   ---------------



   $  9,327,232       $  19,843,263        $  3,664,233       $  7,544,964
   ------------       -------------        ------------       ------------
     (2,841,630)        (13,895,334)         (1,395,098)        (5,953,984)
   ------------       -------------        ------------       ------------
     (6,590,530)         15,066,673             973,216          2,557,403
   ------------       -------------        ------------       ------------
       (104,928)         21,014,602           3,242,351          4,148,383
   ------------       -------------        ------------       ------------
       (540,573)         (1,716,314)           (239,743)          (718,510)
   ------------       -------------        ------------       ------------
             --                  --                  --                 --
   ------------       -------------        ------------       ------------
       (540,573)         (1,716,314)           (239,743)          (718,510)
   ------------       -------------        ------------       ------------
       (645,501)         19,298,288           3,002,608          3,429,873
   ------------       -------------        ------------       ------------
     (8,221,471)        (16,367,945)         (3,292,488)        (6,536,786)
   ------------       -------------        ------------       ------------
             --                  --                  --                 --
   ------------       -------------        ------------       ------------
     (8,221,471)        (16,367,945)         (3,292,488)        (6,536,786)
   ------------       -------------        ------------       ------------
        558,093           2,219,123             646,081          1,017,328
   ------------       -------------        ------------       ------------

     (8,308,879)          5,149,466             356,201         (2,089,585)
   ------------       -------------        ------------       ------------
    251,831,350         246,681,884          98,323,079        100,412,664
   ------------       -------------        ------------       ------------
   $243,522.471       $ 251,831,350        $ 98,679,280       $ 98,323,079
   ------------       -------------        ------------       ------------
         40,062             155,749              48,609             72,990
   ------------       -------------        ------------       ------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                   10.31.03 | PIMCO Municipal Income Funds Semi-Annual Report 23

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
October 31, 2003 (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Municipal Income Fund ("Municipal"), PIMCO California Municipal Income Fund ("California Municipal") and PIMCO New York Municipal Income Fund ("New York Municipal"), collectively referred to as the "Funds", were organized as Massachusetts business trusts on May 10, 2001. Prior to commencing operations on June 29, 2001, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,667 shares of beneficial interest of each Fund at an aggregate purchase price of $100,005 per Fund to Allianz Dresdner Asset Management of America L.P., ("ADAM"). PIMCO Advisors Fund Management LLC (the "Investment Manager"), serves as the Fund's Investment Manager and is an indirect, wholly-owned subsidiary of ADAM. ADAM is an indirect majority-owned subsidiary of Allianz AG. The Funds have an unlimited amount of no par value common stock authorized.

Municipal invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. New York Municipal invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York state and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not yet occurred. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Funds:

(A) VALUATION OF INVESTMENTS
The Funds determine their net asset value at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open. Debt securities are valued by an independent pricing service approved by the Board of Trustees. Any security or other asset for which market quotations are not readily available is valued as determined in good faith under procedures established by the Board of Trustees. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(C) FEDERAL INCOME TAXES
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

(D) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within


24 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.03

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
October 31, 2003 (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital.

(E) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involve the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(F) OPTION TRANSACTIONS
For hedging purposes, the Funds may purchase and write (sell) put and call options on municipal bonds, U.S. government securities, swap agreements, indexes or futures contracts which are standardized and traded on a U.S. or other exchange, boards of trade, or similar entity, or quoted on an automated quotation system. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written could result in the Funds purchasing a security at a price different from the current market price.

(G) RESIDUAL INTEREST MUNICIPAL BONDS (RIBS)
The Funds invest in Residual Interest Municipal Bonds ("RIBS") whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index, RIBS are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds may be more volatile and less liquid than other Municipal Bonds of comparable maturity. An investment in RIBS typically will involve greater risk than an investment in a fixed rate bond.

(H) CUSTODY CREDITS ON CASH BALANCES
The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.


                   10.31.03 | PIMCO Municipal Income Funds Semi-Annual Report 25

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
October 31, 2003 (unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT MANAGER AND SUB-ADVISER
Each Fund has entered into an Investment Management Agreement (the "Agreements") with the Investment Manager to serve as Investment Manager to each Fund. Subject to the supervision of each Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of each Fund and the Fund's business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.65% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). In order to reduce Fund expenses, the Investment Manager has contractually agreed to reimburse each Fund for fees and expenses at the annual rate of 0.20% of the Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of operations through June 30, 2006, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser"), to manage each Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions with respect to each Fund's assets. The Investment Manager (not the Funds) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.37% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding). The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.25% of each Fund's average daily net assets (including net assets attributable to any preferred shares that may be outstanding) from the commencement of the Funds' operations through June 30, 2006, and will receive an increasing amount (not to exceed 0.37% of each Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding) thereafter through June 30, 2009. The Investment Manager informed the Funds that it paid the Sub-Adviser $671,361, $496,835 and $201,565 in connection with sub-advisory services for Municipal, California Municipal and New York Municipal, respectively, for the six months ended October 31, 2003.


3. INVESTMENTS IN SECURITIES
(a) For the six months ended October 31, 2003, purchases and sales of investments, other than short-term securities, were:

                                                    California        New York
                                   Municipal         Municipal       Municipal
-------------------------------------------------------------------------------
Purchases                          $26,940,778     $ 71,554,497     $37,125,401
Sales                              $35,748,215     $112,758,152     $30,762,100

(b) Futures contracts outstanding at October 31, 2003 were as follows:

                                                                  # of       Expiration      Unrealized
Fund                 Type                                       Contracts        Date        Depreciation
---------------------------------------------------------------------------------------------------------
Municipal            Short: U.S. Treasury 30 Year Bond            173            12/19/03    $   (643,344)
                                                                                            =============
California Municipal Short: U.S. Treasury 30 Year Bond            157            12/19/03    $   (646,844)
                                                                                            =============
New York Municipal   Short: U.S. Treasury 30 Year Bond            133            12/19/03    $   (500,593)
                                                                                            =============


26 PIMCO Municipal Income Funds Semi-Annual Report | 10.31.03

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
October 31, 2003 (unaudited)
--------------------------------------------------------------------------------

3. INVESTMENTS IN SECURITIES (CONTINUED)

(c) Transactions in options written for the six months ended October 31, 2003 were:



                                                         Contracts       Premiums
-----------------------------------------------------------------------------------
Municipal:
----------
Options outstanding, April 30, 2003                           667      $    521,190
Options written                                             3,191         2,564,363
Options expired                                              (871)         (549,184)
Option terminated in closing purchase transactions         (1,685)       (1,291,359)
Options exercised                                            (602)         (339,822)
                                                         --------      ------------
Options outstanding, October 31, 2003                         700      $    905,188
                                                         ========      ============
California Municipal:
---------------------
Options outstanding, April 30, 2003                           350      $    267,012
Options written                                             2,316         1,970,222
Option expired                                               (402)         (326,763)
Options terminated in closing purchase transactions        (1,215)         (838,149)
Options exercised                                            (404)         (238,257)
                                                         --------      ------------
Options outstanding, October 31, 2003                         645      $    834,065
                                                         ========      ============
New York Municipal:
-------------------
Options outstanding, April 30, 2003                           169      $    130,794
Options written                                             1,309           837,210
Options expired                                              (567)         (249,971)
Options terminated in closing purchase transactions          (454)         (378,222)
Options exercised                                            (256)         (118,627)
                                                         --------      ------------
Options outstanding, October 31, 2003                         201      $    221,184
                                                         ========      ============

4. AUCTION PREFERRED SHARES
Municipal has issued 1,600 shares of Preferred Shares Series A, 1,600 shares of Preferred Shares Series B, 1,600 shares of Preferred Shares Series C, 1,600 shares of Preferred Shares Series D and 1,600 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal has issued 2,000 shares of Preferred Shares Series A, 2,000 shares of Preferred Shares Series B and 2,000 shares of Preferred Shares Series C, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal has issued 2,520 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.


                   10.31.03 | PIMCO Municipal Income Funds Semi-Annual Report 27

PIMCO MUNICIPAL INCOME FUNDS NOTES TO FINANCIAL STATEMENTS
October 31, 2003 (unaudited)
--------------------------------------------------------------------------------

4. AUCTION PREFERRED SHARES (CONTINUED)

For the six months ended October 31, 2003, the annualized dividend rates ranged from:

                                              At October 31,
                          High        Low          2003
------------------------------------------------------------
Municipal:
  Series A                1.20%       0.65%        0.74%
  Series B                1.20%       0.40%        0.85%
  Series C                1.20%       0.70%        0.85%
  Series D                1.20%       0.40%        0.85%
  Series E                1.20%      0.487%        0.85%
California Municipal:
  Series A                1.15%       0.40%        0.45%
  Series B                1.05%       0.40%        0.80%
  Series C                1.15%       0.40%        0.85%
New York Municipal:
  Series A                1.00%       0.40%        0.75%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

5. SUBSEQUENT COMMON DIVIDEND DECLARATIONS
On November 3, 2003, the following dividends were declared to common shareholders payable December 1, 2003 to shareholders of record on November 14, 2003:

  Municipal              $0.08125 per common share
  California Municipal     $0.077 per common share
  New York Municipal       $0.075 per common share

On December 1, 2003, the following dividends were declared to common shareholders payable December 31, 2003 to shareholders of record on December 12, 2003:

  Municipal              $0.08125 per common share
  California Municipal     $0.077 per common share
  New York Municipal       $0.075 per common share

28 PIMCO Municipal Income Funds Semi-Annual Report  | 10.31.03

PIMCO MUNICIPAL INCOME FUNDS FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:

--------------------------------------------------------------------------------

                                                                            Municipal
                                                    ---------------------------------------------------------
                                                            Six months                         For the period
                                                                 ended             Year        June 29, 2001*
                                                      October 31, 2003            ended               through
                                                           (unaudited)   April 30, 2003        April 30, 2002
                                                    ------------------ ----------------   -------------------
Net asset value, beginning of period                      $14.03            $14.22               $14.33**
---------------------------------------------------     -----------        --------          --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                       0.58              1.19                 0.91
---------------------------------------------------     -----------        --------          --------------
Net realized and unrealized loss on investments,
futures contracts and options written                      (0.24)            (0.26)               (0.07)
---------------------------------------------------     -----------        --------          --------------
Total from investment operations                            0.34              0.93                 0.84
---------------------------------------------------     -----------        --------          --------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED
SHARES FROM:
Net investment income                                      (0.03)            (0.10)               (0.09)
---------------------------------------------------     -----------        --------          --------------
Net realized gains                                            --             (0.00)+              (0.00)+
---------------------------------------------------     -----------        --------          --------------
Total dividends and distributions on preferred
 shares                                                    (0.03)            (0.10)               (0.09)
---------------------------------------------------     -----------        --------          --------------
Net increase in net assets applicable to common
 shares resulting from investment operations                0.31              0.83                 0.75
---------------------------------------------------     -----------        --------          --------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREHOLDERS FROM:
Net investment income                                      (0.49)            (0.98)               (0.71)
---------------------------------------------------     -----------        --------          --------------
Net realized gains                                            --             (0.04)               (0.02)
---------------------------------------------------     -----------        --------          --------------
Total dividends and distributions to common
 shareholders                                              (0.49)            (1.02)               (0.73)
---------------------------------------------------     -----------        --------          --------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in
 capital                                                      --                --                (0.03)
---------------------------------------------------     -----------        --------          --------------
Preferred shares offering costs/underwriting
 discounts charged to paid-in capital                         --                --                (0.10)
---------------------------------------------------     -----------        --------          --------------
Total capital share transactions                              --                --                (0.13)
---------------------------------------------------     -----------        --------          --------------
Net asset value, end of period                            $13.85            $14.03               $14.22
---------------------------------------------------     -----------        --------          --------------
Market price, end of period                               $13.73            $14.22               $14.70
---------------------------------------------------     -----------        --------          --------------
TOTAL INVESTMENT RETURN (1)                                 0.02%             3.79%                3.10%
---------------------------------------------------     -----------        --------          --------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
 end of period (000)                                    $335,071          $337,688             $338,703
---------------------------------------------------     -----------        --------          --------------
Ratio of expenses to average net assets (2)(3)(5)           1.02%(4)          1.00%                0.91%(4)
---------------------------------------------------     -----------        --------          --------------
Ratio of net investment income to average net
 assets (2)(5)                                              8.38%(4)          8.21%                7.64%(4)
---------------------------------------------------     -----------        --------          --------------
Preferred shares asset coverage per share                $65,584           $67,206              $67,332
---------------------------------------------------     -----------        --------          --------------
Portfolio turnover                                             5%               27%                  38%
---------------------------------------------------     -----------        --------          --------------

*     Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
+     Less than $0.005 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at custodian bank. (See note 1(h) in Notes to Financial Statements).
(4)   Annualized.
(5) During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.34% (annualized) and 8.06% (annualized), respectively, for the six months ended October 31, 2003, 1.32% and 7.89%, respectively for the year ended April 30, 2003 and 1.21% (annualized) and 7.34% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                   10.31.03 | PIMCO Municipal Income Funds Semi-Annual Report 29

PIMCO MUNICIPAL INCOME FUNDS FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:

--------------------------------------------------------------------------------

                                                                           California
                                                                            Municipal
                                                    ---------------------------------------------------------
                                                            Six months                         For the period
                                                                 ended             Year        June 29, 2001*
                                                      October 31, 2003            ended               through
                                                           (unaudited)   April 30, 2003        April 30, 2002
                                                    ------------------ ----------------   -------------------
Net asset value, beginning of period                      $14.17            $14.00              $14.33**
---------------------------------------------------     -----------        --------          --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                       0.52              1.12                0.83
---------------------------------------------------     -----------        --------          --------------
Net realized and unrealized gain (loss) on
investments, futures contracts and options
written                                                    (0.53)             0.07               (0.25)
---------------------------------------------------     -----------        --------          --------------
Total from investment operations                           (0.01)             1.19                0.58
---------------------------------------------------     -----------        --------          --------------
DIVIDENDS ON PREFERRED SHARES FROM NET
INVESTMENT INCOME                                          (0.03)            (0.10)              (0.09)
---------------------------------------------------     -----------        --------          --------------
Net increase (decrease) in net assets applicable
to common shares resulting from investment
operations                                                 (0.04)             1.09                0.49
---------------------------------------------------     -----------        --------          --------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
NET INVESTMENT INCOME                                      (0.46)            (0.92)              (0.68)
---------------------------------------------------     -----------        --------          --------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in
capital                                                       --                --               (0.03)
---------------------------------------------------     -----------        --------          --------------
Preferred shares offering costs/underwriting
discounts charges to paid-in capital                          --                --               (0.11)
---------------------------------------------------     -----------        --------          --------------
Total capital share transactions                              --                --               (0.14)
---------------------------------------------------     -----------        --------          --------------
Net asset value, end of period                            $13.67            $14.17              $14.00
---------------------------------------------------     -----------        --------          --------------
Market price, end of period                               $13.37            $14.15              $14.71
---------------------------------------------------     -----------        --------          --------------
TOTAL INVESTMENT RETURN (1)                                (2.27)%            2.64%               2.82%
---------------------------------------------------     -----------        --------          --------------
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------
Net assets applicable to common shareholders,
end of period (000)                                     $243,522          $251,831            $246,682
---------------------------------------------------     -----------        --------          --------------
Ratio of expenses to average net assets (2)(3)(5)           1.04%(4)          1.03%               0.94%(4)
---------------------------------------------------     -----------        --------          --------------
Ratio of net investment income to average net
assets (2)(5)                                               7.56%(4)          7.89%               7.03%(4)
---------------------------------------------------     -----------        --------          --------------
Preferred share asset coverage per share                 $65,963           $66,967             $66,109
---------------------------------------------------     -----------        --------          --------------
Portfolio turnover                                            19%               15%                 45%
---------------------------------------------------     -----------        --------          --------------

*     Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at custodian bank. (See note 1(h) in Notes to Financial Statements).
(4)   Annualized.
(5) During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.37% (annualized) and 7.24% (annualized), respectively for the six months ended October 31, 2003, 1.34% and 7.58%, respectively for the year ended April 30, 2003 and 1.24% (annualized) and 6.73% (annualized), respectively, for the period June 29, 2001 (commencement of operations) through April 30, 2002.

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

30 PIMCO Municipal Income Funds Semi-Annual Report  | 10.31.03

PIMCO MUNICIPAL INCOME FUNDS FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:
--------------------------------------------------------------------------------

                                                                                   New York
                                                                                  Municipal
                                                          ----------------------------------------------------------
                                                                  Six months                          For the period
                                                                       ended             Year         June 29, 2001*
                                                            October 31, 2003            ended                through
                                                                 (unaudited)   April 30, 2003         April 30, 2002
                                                          ------------------ ----------------   --------------------
Net asset value, beginning of period                            $13.49            $13.92                $14.33* *
-------------------------------------------------------       -----------        -------           ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                             0.50              1.04                 0.82
-------------------------------------------------------       -----------        -------           ---------------
Net realized and unrealized loss on
investments, futures contracts and options
written                                                          (0.06)            (0.47)                (0.26)
-------------------------------------------------------       -----------        -------           ---------------
Total from investment operations                                  0.44              0.57                  0.56
-------------------------------------------------------       -----------        -------           ---------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED
SHARES FROM:
Net investment income                                            (0.03)            (0.10)                (0.09)
-------------------------------------------------------       -----------        -------           ---------------
Net realized gains                                                                    --                 (0.01)
-------------------------------------------------------       -----------        -------           ---------------
Total dividends and distributions on preferred
shares                                                           (0.03)            (0.10)                (0.10)
-------------------------------------------------------       -----------        -------           ---------------
Net increase in net assets applicable to
common shares resulting from investment
operations                                                        0.41              0.47                  0.46
-------------------------------------------------------       -----------        -------           ---------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREHOLDERS FROM:
Net investment income                                            (0.45)            (0.90)                (0.67)
-------------------------------------------------------       -----------        -------           ---------------
Net realized gains                                                  --                --                 (0.05)
-------------------------------------------------------       -----------        -------           ---------------
Total dividends and distributions to common
shareholders                                                     (0.45)            (0.90)                (0.72)
-------------------------------------------------------       -----------        -------           ---------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to
paid-in capital                                                     --                --                 (0.03)
-------------------------------------------------------       -----------        -------           ---------------
Preferred shares offering costs/underwriting
discounts charged to paid-in-capital                                --                --                 (0.12)
-------------------------------------------------------       -----------        -------           ---------------
Total capital share transactions                                    --                --                 (0.15)
-------------------------------------------------------       -----------        -------           ---------------
Net asset value, end of period                                  $13.45            $13.49                $13.92
-------------------------------------------------------       -----------        -------           ---------------
Market price, end of period                                     $13.50            $13.55                $14.20
-------------------------------------------------------       -----------        -------           ---------------
TOTAL INVESTMENT RETURN (1)                                       3.05%             1.82%                (0.34)%
-------------------------------------------------------       -----------        -------           ---------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common
shareholders, end of period (000)                              $98,679           $98,323              $100,413
-------------------------------------------------------       -----------        -------           ---------------
Ratio of expenses to average net asset
(2)(3)(5)                                                         1.14%(4)          1.13%                 1.04%(4)
-------------------------------------------------------       -----------        -------           ---------------
Ratio of net investment income to average net
assets (2)(5)                                                     7.49%(4)          7.49%                 7.07%(4)
-------------------------------------------------------       -----------        -------           ---------------
Preferred shares asset coverage per share                      $64,156           $64,016               $64,834
-------------------------------------------------------       -----------        -------           ---------------
Portfolio turnover                                                  21%               23%                   51%
-------------------------------------------------------       -----------        -------           ---------------

*     Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds' dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at custodian bank. (See note 1(h) in Notes to Financial Statements).
(4)   Annualized.
(5) During the periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.47% (annualized) and 7.16% (annualized), respectively for the six-months ended October 31, 2003, 1.45% and 7.14%, respectively for the six months ended April 30, 2003, 1.34% (annualized) and 6.77% (annualized), respectively for the period June 29, 2001 (commencement of operations) through April 30, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                   10.31.03 | PIMCO Municipal Income Funds Semi-Annual Report 31

PIMCO MUNICIPAL INCOME FUNDS ANNUAL SHAREHOLDER MEETING
--------------------------------------------------------------------------------
The Funds held its annual meeting of shareholders on September 16, 2003. Common/Preferred shareholders voted to re-elect Robert E. Connor and Hans W. Kertess as Class I Trustees to serve until 2006.

The resulting vote count is indicated below:

                                                                    Withhold
                                                    Affirmative     Authority
-----------------------------------------------------------------------------
Municipal:
----------
Election of Robert E. Connor                        22,104,656      274,270
Election of Hans W. Kertess*                             7,482           14

California Municipal:
---------------------
Election of Robert E. Connor                        16,013,098      205,143
Election of Hans W. Kertess*                             5,654           16

New York Municipal:
-------------------
Election of Robert E. Connor                         6,496,079       66,349
Election of Hans W. Kertess*                             2,512           --

Paul Belica, John J. Dalessandro II*, R. Peter Sullivan and Stephen Treadway continue to serve as Trustees of the Funds.

----------------
* Preferred Stock Trustee



32 PIMCO Municipal Income Funds Semi-Annual Report  | 10.31.03

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway
  Trustee, Chairman, Chairman of the Board
Paul Belica
  Trustee
Robert E. Connor
  Trustee
John J. Dalessandro II
  Trustee
Hans W. Kertess
  Trustee
R. Peter Sullivan III
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Newton B. Schott, Jr.
  Vice President & Secretary
Mark V. McCray
  Vice President
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer


INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105


SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660


TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027


INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036


LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02210-2624


This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund and PIMCO New York Municipal Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of the Funds without examination by independent auditors, who did not express an opinion hereon.

Daily information on the Funds is available at www.pimcoadvisors.com or by calling 1-800-331-1710.

P I M C O
---------------
A D V I S O R S

ITEM 2. CODE OF ETHICS Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Disclosure requirement not currently effective

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to this registrant

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Exhibit 99.Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PIMCO Municipal Income Fund
              ---------------------------

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date January 9, 2004
--------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer

Date January 9, 2004
--------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date January 9, 2004
--------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer

Date January 9, 2004
--------------------